Schedule I - Condensed Financial Information of Parent Company - Statements of Changes in Equity (Detail) - USD ($) $ in Thousands		12 Months Ended			60 Months Ended
		May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2017
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 1,404,572
Beginning Balance, shares		158,379,387
Reissuance of treasury stock for the exercises of employee share options		$ 256	$ 2,431	$ 11,362
Reissuance of treasury stock for the exercises of employee share options, shares		2,256,592
Reissuance of treasury stock for Non-vested equity shares vested, shares		2,297,814
Share based compensation expense		$ 20,287	16,810	15,689
Share repurchase	[1]			$ (59,420)
Dividend declared	[2]		(62,668)
Share repurchase, shares				(2,800,849)	(5,246,349)
Net income		274,457	224,884	$ 193,013
Capital injection of noncontrolling interests			68,498	3,791
Repurchase share from noncontrolling interest			(3,752)
Foreign currency translation adjustment		(47,440)	(72,464)	12,006
Unrealized gain on available-for-sale securities, net of tax effect of nil		22,521	36,635	$ 21,940
Ending Balance		$ 1,680,948	$ 1,404,572		$ 1,680,948
Ending Balance, shares		158,379,387	158,379,387		158,379,387
Common Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares		157,439,397	156,486,763	157,758,666
Reissuance of treasury stock for the exercises of employee share options, shares		48,047	240,304	953,514
Reissuance of treasury stock for Non-vested equity shares vested, shares		200,000	712,330	575,432
Share repurchase, shares				(2,800,849)
Ending Balance, shares		157,687,444	157,439,397	156,486,763	157,687,444
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Reissuance of treasury stock for the exercises of employee share options		$ 256	$ 2,428	$ 11,353
Reissuance of treasury stock for Non-vested equity shares vested		(2)	(7)	(6)
Share based compensation expense		20,287	16,810	15,689
Share repurchase	[1]			(59,392)
Capital injection of noncontrolling interests			39,579
Repurchase share from noncontrolling interest			(255)
Equity restructuring of Xuncheng	[3]		23,214
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Reissuance of treasury stock for the exercises of employee share options			3	9
Reissuance of treasury stock for Non-vested equity shares vested		2	7	6
Share repurchase	[1]			(28)
Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Dividend declared	[2]		(62,668)
Equity restructuring of Xuncheng	[3]		(22,448)
Accumulated Other Comprehensive Income (Loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustment		(46,331)	(72,193)	12,006
Unrealized gain on available-for-sale securities, net of tax effect of nil		22,544	35,636	21,940
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 1,404,572	1,220,348	1,025,758
Beginning Balance, shares		158,379,387
Reissuance of treasury stock for the exercises of employee share options		$ 256	2,431	11,362
Share based compensation expense		20,287	16,810	15,689
Share repurchase				(59,420)
Dividend declared			(62,668)
Net income		274,457	224,884	193,013
Capital injection of noncontrolling interests		4,871	39,579
Repurchase share from noncontrolling interest			(255)
Foreign currency translation adjustment		(46,331)	(72,193)	12,006
Unrealized gain on available-for-sale securities, net of tax effect of nil		22,544	35,636	21,940
Ending Balance		$ 1,680,948	$ 1,404,572	1,220,348	$ 1,680,948
Ending Balance, shares		158,379,387	158,379,387		158,379,387
Parent Company [Member] | Beijing New Oriental Xuncheng Network Technology Company Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Capital injection of noncontrolling interests		$ 74
Parent Company [Member] | Beijing Chao Yang District Taiyanggong Kindergarten of Stars [Member]
Condensed Financial Statements, Captions [Line Items]
Capital injection of noncontrolling interests		218
Parent Company [Member] | Common Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 1,584	$ 1,584	$ 1,584
Beginning Balance, shares		157,439,397	156,486,763	157,758,666
Reissuance of treasury stock for the exercises of employee share options, shares		48,047	240,304	953,514
Reissuance of treasury stock for Non-vested equity shares vested, shares		200,000	712,330	575,432
Share repurchase, shares				(2,800,849)
Ending Balance		$ 1,584	$ 1,584	$ 1,584	$ 1,584
Ending Balance, shares		157,687,444	157,439,397	156,486,763	157,687,444
Parent Company [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 223,422	$ 141,653	$ 174,009
Reissuance of treasury stock for the exercises of employee share options		256	2,428	11,353
Reissuance of treasury stock for Non-vested equity shares vested		(2)	(7)	(6)
Share based compensation expense		20,287	16,810	15,689
Share repurchase				(59,392)
Capital injection of noncontrolling interests		4,871	39,579
Repurchase share from noncontrolling interest			(255)
Equity restructuring of Xuncheng			23,214
Ending Balance		249,126	223,422	141,653	$ 249,126
Parent Company [Member] | Additional Paid-in Capital [Member] | Beijing New Oriental Xuncheng Network Technology Company Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Capital injection of noncontrolling interests		74
Parent Company [Member] | Additional Paid-in Capital [Member] | Beijing Chao Yang District Taiyanggong Kindergarten of Stars [Member]
Condensed Financial Statements, Captions [Line Items]
Capital injection of noncontrolling interests		218
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		(9)	(19)	(6)
Reissuance of treasury stock for the exercises of employee share options			3	9
Reissuance of treasury stock for Non-vested equity shares vested		2	7	6
Share repurchase				(28)
Ending Balance		(7)	(9)	(19)	(7)
Parent Company [Member] | Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		1,116,627	977,625	784,612
Dividend declared			(62,668)
Net income		274,457	224,884	193,013
Equity restructuring of Xuncheng			(23,214)
Ending Balance		1,391,084	1,116,627	977,625	1,391,084
Parent Company [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		62,948	99,505	65,559
Foreign currency translation adjustment		(46,331)	(72,193)	12,006
Unrealized gain on available-for-sale securities, net of tax effect of nil		22,544	35,636	21,940
Ending Balance		$ 39,161	$ 62,948	$ 99,505	$ 39,161

[1]	On July 22, 2014, the Company's board of directors authorized the repurchase of up to US$120,000 of the Company's shares during the period from July 28, 2014 through March 31, 2015. 2,800,849 shares were repurchased in the year ended May 31, 2015.
[2]	On July 19, 2015, the Company declared a special cash dividend in the amount of US$0.4 per ADS. The aggregate amount of cash dividend paid was US$62,668, which was funded by retained earnings. The dividend was fully paid on October 7, 2015 to shareholders of record at the close of business on September 4, 2015.
[3]	In January 2016, Beijing New Oriental Xuncheng Network Technology Co., Ltd. ("Xuncheng"), a subsidiary of the Group, transformed from a limited liability company to a joint stock limited company. The Group's accumulated retained earnings and statutory reserve related to Xuncheng were reclassified to additional paid-in-capital in the consolidation financials statements.